OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) د.إ in Millions, £ in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 AED (د.إ)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
New York, Brooklyn, and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	$ 957
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	173		د.إ 246
London
Disclosure of contingent liabilities [line items]
Capital commitments	95	£ 75
Dubai
Disclosure of contingent liabilities [line items]
Capital commitments	73		د.إ 267
Brookfield Asset Management | Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration								$ 4,400
Contributed commitments								$ 1,300
Unfulfilled commitments	170
Brookfield Asset Management | Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration							$ 9,000
Contributed commitments							$ 2,300
Unfulfilled commitments	740
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration						$ 2,900
Contributed commitments						$ 400
Unfulfilled commitments	270
Brookfield Asset Management | Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Consideration					$ 1,000
Contributed commitments					$ 300
Unfulfilled commitments	225
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Consideration				$ 15,000
Contributed commitments				$ 1,000
Unfulfilled commitments	$ 785